Shareholder Fees - Voya Emerging Markets Corporate Debt Fund	Class I Maximum sales charge (load) as a % of offering price imposed on purchases	Class I Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less	Class P Maximum sales charge (load) as a % of offering price imposed on purchases	Class P Maximum deferred sales charge (load) as a % of purchase or sales price, whichever is less
Total	none	none	none	none